Game operation cost	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Game operation cost
Game operation cost
8.	Game operation cost

Game operation cost consists mainly of employee benefits expenses. The following table summarizes game operation cost for the three months ended March 31, 2022 and March 31, 2021:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Employee benefits expenses	(7,767)	(2,244)
Technical support services	(1,543)	(1,693)
	(9,310)	(3,937)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and servers’ support cost.

8.   Game operation cost

Game operation cost consists mainly of employee benefits expenses in comparison with prior periods due to the acquisition of Russian companies, which previously provided technical support services to the Company.

The following table summarizes game operation cost for the years ended December 31, 2021, 2020 and 2019:

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Technical support services	(4,960)	(16,114)	(15,373)	(15,078)	(14,169)
Employee benefits expenses	(13,985)	(1,276)	(1,029)	(649)	(648)
	(18,945)	(17,390)	(16,402)	(15,727)	(14,817)

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Technical support mainly relates to maintenance and upgrades of the Group’s software applications provided by a third party and servers’ support cost.